SCE-STAT-SUP-1

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summary – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”

The following information is added as the fourth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectus:

“The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.”

The following risk is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.”

You should read this supplement in conjunction with the applicable Statutory Prospectus and retain it for future reference.

SCE-STAT-SUP-1
1

AFG-STAT-SUP-1

Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Small Cap Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (a “Fund”) and is in addition to any other supplement(s), unless otherwise specified.

The following information is added as the third paragraph appearing under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).”

The following risk is added under the heading “Fund Summaries – Invesco Small Cap Equity Fund – Principal Risks of Investing in the Fund” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.”

The following information is added as the fourth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Small Cap Equity Fund - Objective(s) and Strategies” in the prospectus:

“The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.”

The following risk is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Small Cap Equity Fund – Risks” in the prospectus:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.”

You should read this supplement in conjunction with the applicable Statutory Prospectus and retain it for future reference.

AFG-STAT-SUP-1
1